FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

18. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2020, respectively:

	December 31, 2020			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	745,608,877	—	745,608,877

	December 31, 2019			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Assets
Short-term investments (Note 3)	—	310,439,321	—	310,439,321

The table below reflects the reconciliation from the opening balances to the closing balances for a convertible loan, a recurring fair value measurement categorized as Level 3 of the fair value hierarchy, for the year ended December 31, 2018:

For the Year Ended December 31,
2018
Convertible loan-beginning of year	151,557,796
Change in fair value	34,499,858
Conversion to Series A-3 Preferred Shares	(181,112,874)
Foreign currency translation adjustment	(4,944,780)
Convertible loan-end of year	—